Note 10 - Derivatives - Note Conversion Feature - 10Q (Details) - Fair Value Assumptions, Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.14%
Dividend Yield	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate		0.11%	0.17%
Expected life (years)	52 minutes 33.6 seconds	3 days	0 years
Volatility	161.00%	130.00%	0.00%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate		0.16%	0.19%
Expected life (years)	328 days	2 years 36 days	3 years
Volatility	216.00%	219.00%	205.00%